Severance and Restructuring Costs - Additional Information (Detail) - Employee Severance [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Severance and restructuring costs	$ 626	$ 773	$ 8,522
Paradigm Spine [Member]
Restructuring Cost and Reserve [Line Items]
Severance and restructuring costs	$ 896